Cover	Mar. 30, 2023
Cover [Abstract]
Entity Registrant Name	Ra Medical Systems, Inc.
Entity Central Index Key	0001716621
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 30, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity File Number	001-38677
Entity Tax Identification Number	38-3661826
Entity Address Address Line 1	1670 Highway 160 West Suite 205
Entity Address City Or Town	Fort Mill
Entity Address State Or Province	SC
Entity Address Postal Zip Code	29708
City Area Code	973
Local Phone Number	691-2000
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RMED
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false